Common Stock and Stock-Based Compensation (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares
Common Stock and Stock-Based Compensation (Details) [Line Items]
Common stock, shares authorized		500,000,000	18,858,216
Common stock per share (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares issued		34,284,298	3,335,864
Common stock, shares outstanding		34,284,298	3,335,864
Common stock, voting right for each share held		1
Purchase price of common stock, percent		100.00%
Stockholder equity ownership interest percentage, threshold		10.00%
Fair value of common stock, percentage		110.00%
Options outstanding to purchase		6,187,385	537,998
Number of shares available for grant		698,682	670,477
Options vested in period, fair value (in Dollars) | $		$ 1,700,000	$ 600,000
Total unrecognized compensation costs (in Dollars) | $		100,000	100,000
Stock-based compensation expense (in Dollars) | $		$ 18,164,000	643,000
Number of shares issued	75,000
Number of individuals	2
Plan modification, incremental cost (in Dollars) | $
Service-Based Stock Options [Member]
Common Stock and Stock-Based Compensation (Details) [Line Items]
Vesting period		4 years
Options outstanding to purchase		2,977,924
Aggregate intrinsic value of options exercised (in Dollars) | $
Options granted		5,650,566
Exercised
Unrecognized stock-based compensation expense (in Dollars) | $		$ 1,300,000
Nonvested option, cost not yet recognized, amount		2 years 10 months 24 days
Performance Milestone-Based Stock Options [Member]
Common Stock and Stock-Based Compensation (Details) [Line Items]
Expiration period		10 years
Options outstanding to purchase		68,094
Aggregate intrinsic value of options exercised (in Dollars) | $
Options granted
Exercised
Restricted Stock Units (RSUs) [Member]
Common Stock and Stock-Based Compensation (Details) [Line Items]
Expiration period		10 years
Options unvested		890,793	1,117,835	620,756
Nonvested option, cost not yet recognized, amount		1 year 1 month 6 days
Stock-based compensation expense (in Dollars) | $		$ 17,000,000	$ 0
Recognized compensation expense (in Dollars) | $		$ 6,300,000
Stock Options [Member]
Common Stock and Stock-Based Compensation (Details) [Line Items]
Granted, weighted average grant date fair value (in Dollars per share) | $ / shares		$ 0.34
Common Stock [Member]
Common Stock and Stock-Based Compensation (Details) [Line Items]
Common stock, shares authorized		500,000,000	18,858,216
Common stock per share (in Dollars per share) | $ / shares		$ 0.0001
Common stock, shares issued		34,284,298	3,335,864
Common stock, shares outstanding		34,284,298	3,335,864